UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: _9/30/20

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
Tax-Free Income Fund
September 30, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended September 30, 2020, first-
and second-quarter 2020 data reported during the period
indicated that the U.S. economy contracted in response to
the novel coronavirus (COVID-19) pandemic. Before the
reporting period, the U.S. Federal Reserve, in its efforts
to support U.S. economic activity, lowered the federal
funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its key rate unchanged at 0.25%, but continued quantitative easing
and adjusted its policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average
inflation target.
During the six-month period, municipal bonds delivered
moderately positive total returns as investors were attracted to tax-free income in a declining interest-rate environment.
Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-rate declines and recent actions by the Federal Reserve to
support the municipal bond market.
On July 1, 2020, we appointed Ben Barber as senior vice
president and director of our municipal bond department,
and we are pleased that he has rejoined Franklin. Ben most
recently served as co-head of municipal bonds at Goldman
Sachs Asset Management. Ben started his career of over
28 years of municipal bond investing at Franklin in 1991,
working with several current investment team members
through 1999, when he joined Goldman Sachs.
Franklin California Tax-Free Income Fund’s semiannual
report includes more detail about municipal bond market
conditions and a discussion from the portfolio managers. In
addition, on our website, franklintempleton.com , you can
find updated commentary by our municipal bond experts.
Municipal bonds provide tax-free income and diversification
from equities. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of
September 30, 2020 , unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin California Tax-Free Income Fund
............
3
Performance Summary
...........................
6
Your Fund’s Expenses
............................
8
Financial Highlights and Statement of Investments
....
9
Financial Statements
.............................
31
Notes to Financial Statements
.....................
35
Shareholder Information
..........................
42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin California Tax-Free Income Fund
This semiannual report for Franklin California Tax-Free
Income Fund covers the period ended September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes, including
alternative minimum tax, and exempt from California
personal income taxes (for California residents) as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal
securities that pay interest free from such taxes.

Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $7.50 on March 31, 2020, to $7.70
on September 30, 2020. The Fund’s Class A shares paid
dividends totaling 10.8393 cents per share for the reporting period.

The Performance Summary beginning on page 6
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.66%, based on
an annualization of September’s 1.7714 cents per share
monthly dividend and the maximum offering price of $8.00
on September 30, 2020. An investor in the 2020 maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.66% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
Moving into April 2020 and continuing through September
2020, municipal bond market technical conditions improved
from the market disruptions that resulted from the partial
economic shutdown due to novel coronavirus (COVID-
19)-related social-distancing orders. Investor funds that
flowed into the market were met with negative net supply
of tax-exempt bonds. As a result, ratios of municipal bond
versus U.S. Treasury (UST) yields continued to tighten but
remained significantly wider than at the beginning of 2020.
Municipal issuers projected large deficits reaching into 2021 as revenues from tax receipts and usage fees fall while costs of services increase.
In the six months ending in September, revenue bonds
outperformed general obligation securities and lower-quality investment-grade issues outperformed their higher-rated
counterparts. Within the revenue bond segments, industrial
and hospital bonds were the best performers, while resource
recovery and special tax segments lagged.
Credit Quality Composition
*
9/30/20
Ratings
% of Total
Investments
AAA 11.42%
AA 50.70%
A 25.03%
BBB 2.78%
Below Investment Grade 1.04%
Refunded 8.35%
Not Rated 0.68%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The Investment Company Institute (ICI) reported net inflows
of approximately $6 billion into municipal bond retail vehicles in September 2020. There have been strong inflows of funds
into the sector after reporting record outflows in March 2020.
For the six-month period, municipal bond retail vehicles had approximately $39 billion of net inflows, according to the ICI.
For the six-month period, investment-grade municipal
bonds, as measured by the Bloomberg Barclays Municipal
Bond Index, posted a +3.99% total return, while USTs,
as measured by the Bloomberg Barclays U.S. Treasury
Index, posted a +0.65% total return, and investment-grade
corporate bonds, as measured by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a +10.66% total return.
3
All three of these fixed income sectors underperformed U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index,
which posted a +31.31% total return for the period.

Although the municipal bond market has seen a strong
recovery since March, we believe strong technical support
should continue as funds flow into the market, with negative net issuance supporting valuations. It is our view that despite the ongoing pandemic and its resulting economic downturn,
a second pandemic-related market disruption is unlikely to
unfold in the municipal bond market. Most municipalities
were in good financial shape entering the COVID-19 shock
and backed their municipal bond borrowings with very high
security. Additionally, most governments with outstanding
debt have a large variety of revenue sources that enhance
the likelihood of meeting their financial obligations. We
retain a cautionary stance toward municipal bond credit,
where strong ongoing credit research will be critical for those looking to continue capitalizing on opportunities caused by
market disruptions, including in sectors that have lagged
during the recovery.
State Update
California's large, diverse economy contacted during the
six-month period. The state’s unemployment rate of 5.5% in
March 2020 increased to 11.0% by September 2020 due to
the economic effects of COVID-19, exceeding the increased
7.9% national rate at period-end.

The state’s enacted FY
2020 budget modestly increased spending while maintaining
strong reserve levels, but revenues modestly declined amid
the pandemic. Further revenue declines projected for FY
2021 were offset by education spending cuts, suspension of
certain business tax breaks, and increased federal
Medicaid reimbursement and COVID-19 aid. California’s
net tax-supported debt was $2,147 per capita and 3.2%
of personal income, compared with the $1,071 and 2.0%
national medians, respectively.
5
Independent credit rating
agency Standard & Poor’s (S&P) affirmed California’s
general obligations bonds rating of AA- with a stable
outlook.
6
The rating reflected S&P’s view of the state’s
strong economy, substantial build up in reserves and strong
overall liquidity going into the current recession, as well
as the state’s moderately high but stable debt ratios. S&P
noted challenges, including substantial projected multiyear
declines in tax revenue due to the current recession, high
housing costs and social service spending relative to other
states, difficult-to-forecast revenues and minimal prefunding of retiree health care benefits.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Portfolio Composition
9/30/20
% of Total
Investments
*
Transportation 25.22%
General Obligation 18.66%
Utilities 12.50%
Refunded** 12.45%
Hospital & Health Care 9.75%
Higher Education 8.66%
Subject to Government Appropriations 6.61%
Tax-Supported 2.88%
Housing 1.86%
Other Revenue 1.41%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
6. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
Based on the combination of our value-oriented philosophy
of investing primarily for income and a positive-sloping
municipal yield curve, we favored the use of longer-term
bonds. Consistent with our strategy, we sought to purchase
bonds that ranged from 15 to 30 years in maturity with good
call features. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2020
Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +4.13% +0.23%
1-Year +3.14% -0.73%
5-Year +22.56% +3.36%
10-Year +57.05% +4.22%
Advisor
6-Month +4.27% +4.27%
1-Year +3.40% +3.40%
5-Year +23.43% +4.30%
10-Year +59.06% +4.75%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield

A 2.66% 5.66% 1.53% 3.26%
Advisor 3.02% 6.43% 1.85% 3.94%
See page 7 for Performance Summary footnotes.

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/20–9/30/20)
Share Class
Net Investment
Income
A $0.108393
A1 $0.114163
C $0.092905
R6 $0.119122
Advisor $0.116096
Total Annual Operating Expenses
8
Share Class
A 0.76%
Advisor 0.51%

Your Fund’s Expenses
Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1, 2
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A 1,000 1,041.30 3.83 1,021.32 3.79 0.75%
A1 1,000 1,042.20 3.05 1,022.08 3.02 0.60%
C 1,000 1,039.40 5.88 1,019.30 5.82 1.15%
R6 1,000 1,042.90 2.38 1,022.74 2.35 0.46%
Advisor 1,000 1,042.70 2.56 1,022.57 2.53 0.50%

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended
March 31, 2020
Period Ended
March 31,
2019
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $7.50 $7.44 $7.27
Income from investment operations
b
:
Net investment income
c
.................................................. 0.11 0.22 0.14
Net realized and unrealized gains (losses) .................................... 0.20 0.08 0.15
Total from investment operations ............................................. 0.31 0.30 0.29
Less distributions from:
Net investment income ................................................... (0.11) (0.24) (0.12)
Net asset value, end of period ............................................... $7.70 $7.50 $7.44
Total return
d
............................................................ 4.13% 3.98% 4.11%
Ratios to average net assets
e
Expenses .............................................................. 0.75%
f
0.76%
f
0.76%
f
Net investment income .................................................... 2.87% 2.97% 3.38%
Supplemental data
Net assets, end of period (000’s) ............................................. $1,794,648 $1,395,165 $524,756
Portfolio turnover rate ..................................................... 4.29% 15.74% 14.12%
a
For the period September 10, 2018 (effective date) to March 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.49 $7.43 $7.31 $7.38 $7.59 $7.60
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.24 0.26 0.26 0.27 0.29
Net realized and unrealized gains (losses) 0.19 0.07 0.12 (0.06) (0.22) (0.01)
Total from investment operations ........ 0.31 0.31 0.38 0.20 0.05 0.28
Less distributions from:
Net investment income .............. (0.11) (0.25) (0.26) (0.27) (0.26) (0.29)
Net asset value, end of period .......... $7.69 $7.49 $7.43 $7.31 $7.38 $7.59
Total return
c
....................... 4.22% 4.14% 5.34% 2.66% 0.68% 3.82%
Ratios to average net assets
d
Expenses ......................... 0.60%
e
0.61%
e
0.60%
e
0.59% 0.59% 0.57%
Net investment income ............... 3.03% 3.12% 3.54% 3.53% 3.54% 3.87%
Supplemental data
Net assets, end of period (000’s) ........ $11,270,290 $11,448,334 $11,824,206 $12,154,752 $12,425,129 $11,836,310
Portfolio turnover rate ................ 4.29% 15.74% 14.12% 13.05% 19.37% 8.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.47 $7.41 $7.30 $7.36 $7.58 $7.58
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.20 0.22 0.22 0.23 0.25
Net realized and unrealized gains (losses) 0.20 0.07 0.11 (0.06) (0.23) (—)
c
Total from investment operations ........ 0.29 0.27 0.33 0.16 — 0.25
Less distributions from:
Net investment income .............. (0.09) (0.21) (0.22) (0.22) (0.22) (0.25)
Net asset value, end of period .......... $7.67 $7.47 $7.41 $7.30 $7.36 $7.58
Total return
d
....................... 3.94% 3.57% 4.63% 2.23% (0.02)% 3.39%
Ratios to average net assets
e
Expenses ......................... 1.15%
f
1.16%
f
1.16%
f
1.15% 1.14% 1.13%
Net investment income ............... 2.48% 2.57% 2.98% 2.97% 2.99% 3.31%
Supplemental data
Net assets, end of period (000’s) ........ $1,067,099 $1,118,612 $1,124,954 $1,527,772 $1,659,070 $1,442,032
Portfolio turnover rate ................ 4.29% 15.74% 14.12% 13.05% 19.37% 8.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended March 31,
Period Ended
March 31,
2018
a
2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $7.48 $7.42 $7.30 $7.46
Income from investment operations
b
:
Net investment income
c
...................................... 0.12 0.25 0.27 0.18
Net realized and unrealized gains (losses) ........................ 0.20 0.07 0.12 (0.18)
Total from investment operations ................................. 0.32 0.32 0.39 —
Less distributions from:
Net investment income ....................................... (0.12) (0.26) (0.27) (0.16)
Net asset value, end of period ................................... $7.68 $7.48 $7.42 $7.30
Total return
d
................................................ 4.29% 4.28% 5.45% (0.05)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.47% 0.47% 0.47% 0.49%
Expenses net of waiver and payments by affiliates .................... 0.46%
f
0.46%
f
0.46%
f
0.48%
Net investment income ........................................ 3.16% 3.27% 3.68% 3.64%
Supplemental data
Net assets, end of period (000’s) ................................. $231,041 $186,078 $103,760 $85,534
Portfolio turnover rate ......................................... 4.29% 15.74% 14.12% 13.05%
a
For the period August 1, 2017 (effective date) to March 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.48 $7.42 $7.30 $7.36 $7.58 $7.59
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.24 0.26 0.27 0.28 0.30
Net realized and unrealized gains (losses) 0.20 0.08 0.13 (0.06) (0.23) (0.01)
Total from investment operations ........ 0.32 0.32 0.39 0.21 0.05 0.29
Less distributions from:
Net investment income .............. (0.12) (0.26) (0.27) (0.27) (0.27) (0.30)
Net asset value, end of period .......... $7.68 $7.48 $7.42 $7.30 $7.36 $7.58
Total return
c
....................... 4.27% 4.24% 5.44% 2.89% 0.65% 3.92%
Ratios to average net assets
d
Expenses ......................... 0.50%
e
0.51%
e
0.51%
e
0.50% 0.49% 0.48%
Net investment income ............... 3.13% 3.22% 3.63% 3.62% 3.64% 3.96%
Supplemental data
Net assets, end of period (000’s) ........ $2,448,165 $1,888,402 $1,641,388 $1,572,721 $1,463,633 $1,108,743
Portfolio turnover rate ................ 4.29% 15.74% 14.12% 13.05% 19.37% 8.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), September 30, 2020
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.4%
Diversified Financial Services 0.4%
California Housing Finance , 2019-N , A , 2.35% , 12/01/35 ......................
$ 9,884,178 $ 10,293,679
FHLMC, Multi-family , 2019-ML06 , ACA , 2.493% , 7/25/35 ......................
52,468,922 55,798,600
66,092,279
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $63,923,547) ................
66,092,279
Municipal Bonds 97.9%
California 97.1%
ABAG Finance Authority for Nonprofit Corp. ,
Asian Americans for Community Involvement of Santa Clara County, Inc. (The),
Revenue, California Mortgage Insured, 6.65%, 10/01/22 ................... 210,000 210,989
Eskaton Properties, Inc. Obligated Group, Revenue, 2013, Refunding, 5%, 11/15/35 10,000,000 10,478,500
MP Palo Alto Gardens Associates, Revenue, 1999 A, 5.45%, 4/01/39 ........... 5,500,000 5,509,130
Alameda Corridor Transportation Authority ,
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 16,117,200
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 32,502,866
Alameda Unified School District , GO , 2015A , 5% , 8/01/39 .....................
18,000,000 21,353,760
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,812,443
Alisal Union School District ,
GO, 2009B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,718,255
GO, 2009B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,828,254
GO, 2009B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,577,523
Alvord Unified School District ,
GO, 2011B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 9,855,150
GO, 2011B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 54,689,000
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 34,690,000 39,398,127
Anaheim City School District , GO , 2011 , Pre-Refunded , AGMC Insured , 6.25% , 8/01/40
7,500,000 7,882,200
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 25,988,121
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 27,502,041
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 20,894,497
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 12,833,201
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 21,475,040
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 10,774,442
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 28,279,591
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 18,477,800
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 11,347,549
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 8,114,933
Antelope Valley Community College District , GO , 2015 , Pre-Refunded , 5% , 8/01/39 ..
11,750,000 14,185,305
Atascadero Unified School District , GO , A , AGMC Insured , 5% , 8/01/40 ...........
6,235,000 6,438,012
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,678,600
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,292,750
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 7,010,400
Bay Area Toll Authority ,
Revenue, 2013 S-4, Pre-Refunded, 5%, 4/01/43 ........................... 36,040,000 40,414,535
Revenue, Pre-Refunded, 5.125%, 4/01/48 ............................... 47,355,000 53,250,224
Revenue, 2013 S-4, Pre-Refunded, 5.25%, 4/01/53 ........................ 33,000,000 37,211,130
Revenue, 2017 F-1, 5%, 4/01/56 ...................................... 60,000,000 69,842,400
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 84,260,000 95,317,440
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 72,000,000 80,824,320
Revenue, 2019 S-8, Refunding, 5%, 4/01/56 ............................. 25,000,000 29,918,250

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... $ 10,000,000 $ 11,967,100
Beaumont Unified School District ,
GO, 2011C, Pre-Refunded, AGMC Insured, 5.75%, 8/01/36 .................. 6,200,000 6,491,276
GO, 2011C, AGMC Insured, Zero Cpn., 8/01/40 ........................... 11,000,000 6,378,790
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 899,782
Revenue, 2010A, AGMC Insured, 5%, 6/01/30 ............................ 770,000 772,318
Revenue, 2010A, AGMC Insured, 5.125%, 6/01/35 ......................... 360,000 361,004
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 8,432,724
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 1,000,000 1,160,290
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 3,931,468
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 7,355,000 7,361,987
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,705,359
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 18,453,251
a
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 543,884
a
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 609,161
a
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 713,488
a
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 112,146
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 408,478
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 300,000 347,160
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 430,000 495,906
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 500,000 574,680
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 420,000 481,093
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 500,000 570,790
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 1,120,000 1,244,421
a
Sonoma County Securitization Corp., Revenue, 2020 B 1, Refunding, 5%, 6/01/49 . 1,000,000 1,139,710
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 7,665,000 7,672,358
California Educational Facilities Authority ,
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 10,000,000 11,207,400
Leland Stanford Junior University (The), Revenue, U-1, 5.25%, 4/01/40 ......... 24,960,000 38,889,427
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 56,950,000 88,068,619
Leland Stanford Junior University (The), Revenue, U-4, 5%, 6/01/43 ............ 24,205,000 37,431,096
Leland Stanford Junior University (The), Revenue, U-6, 5%, 5/01/45 ............ 90,580,000 141,979,621
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 20,000,000 32,296,400
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/47 .............. 11,000,000 12,372,580
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 7,122,109
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,729,769
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,663,545
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,776,366
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 6,220,770
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 6,017,145
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 4,500,000 3,812,310
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 18,086,694
University of San Francisco, Revenue, 2018A, 5%, 10/01/48 ................. 10,000,000 11,955,900
University of San Francisco, Revenue, 2018A, 5%, 10/01/53 ................. 10,000,000 11,905,500
California Health Facilities Financing Authority ,
Revenue, 1992 A, California Mortgage Insured, 6.5%, 12/01/22 ............... 390,000 392,005
Revenue, 2014A, Pre-Refunded, 5%, 10/01/38 ............................ 3,890,000 4,636,452
Revenue, 2014A, 5%, 10/01/38 ....................................... 5,110,000 5,770,979

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. $ 1,000,000 $ 1,160,310
Casa Milagro LLC, Revenue, 2011A, California Mortgage Insured, 6.25%, 2/01/26 . 5,000,000 5,101,250
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/42 ........................................................ 7,750,000 8,981,320
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/47 ........................................................ 10,370,000 11,929,855
Children's Hospital of Orange County Obligated Group, Revenue, 2011 A, 5.25%,
11/01/41 ....................................................... 10,000,000 10,419,900
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 37,000,000 43,453,910
CommonSpirit Health Obligated Group, Revenue, 2011 A, 5.25%, 3/01/41 ....... 50,000,000 50,836,500
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 12,081,850
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 14,550,625
Kaiser Foundation Hospitals, Revenue, 2017A-2, 4%, 11/01/38 ............... 25,000,000 28,274,000
Kaiser Foundation Hospitals, Revenue, 2017A-2, 4%, 11/01/44 ............... 385,000,000 429,471,350
Kaiser Foundation Hospitals, Revenue, 2017A-2, 5%, 11/01/47 ............... 30,000,000 46,121,400
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2012A, 5%, 8/15/51 .............................................. 39,455,000 41,563,870
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016B, 5%, 8/15/55 .............................................. 12,960,000 14,917,478
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017A, 5%, 11/15/56 .............................................. 22,000,000 25,895,320
Marshall Medical Center, Revenue, 2020A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 4,330,800
Marshall Medical Center, Revenue, 2020A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 31,136,495
Rady Children's Hospital Obligated Group, Revenue, 2011, 5.25%, 8/15/41 ...... 11,000,000 11,373,010
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,163,300
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,669,501
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,325,903
Stanford Health Care Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 . 30,900,000 35,902,092
Sutter Health Obligated Group, Revenue, 2013A, 5%, 8/15/52 ................ 89,990,000 98,778,423
Sutter Health Obligated Group, Revenue, 2015A, Refunding, 5%, 8/15/43 ....... 20,000,000 23,216,400
Sutter Health Obligated Group, Revenue, 2016B, Refunding, 5%, 11/15/46 ....... 89,970,000 105,520,415
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 36,810,000 40,819,713
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 13,059,525
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 34,500,000 41,208,180
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 15,058,219 16,668,394
Longshore Cove LP, Revenue, 2020 E, FNMA Insured, 2.5%, 2/01/38 .......... 9,925,086 10,628,973
California Infrastructure & Economic Development Bank ,
Revenue, 2015A, Refunding, 5%, 10/01/40 .............................. 4,015,000 4,800,776
Revenue, 2015A, Refunding, 5%, 10/01/43 .............................. 1,900,000 2,263,660
Revenue, 2018, 5%, 10/01/48 ........................................ 10,000,000 12,499,100
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,882,960
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 6,611,600
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 8,000,000 10,037,120
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 30,300,000 37,746,225
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 971,771

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... $ 860,000 $ 979,970
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/55 ....................................................... 915,000 1,033,986
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 19,207,174
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 4%, 7/01/50 ............................................ 10,000,000 11,255,500
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, FGIC Insured, 5%, 7/01/29 ................... 50,985,000 66,696,028
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 13,460,000 17,946,353
California Municipal Finance Authority ,
4.25%, 1/15/35 ................................................... 49,499,195 55,899,935
Revenue, Senior Lien, 2017A, Refunding, 4%, 8/15/52 ...................... 27,350,000 28,948,608
Channing House, Revenue, 2017B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 11,777,400
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 11,509,200
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/46 ............................................ 15,000,000 16,550,250
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/42 ............................................ 5,500,000 6,334,625
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/47 ............................................ 20,750,000 23,718,910
Eisenhower Medical Center, Revenue, 2017A, Refunding, 5%, 7/01/42 .......... 5,100,000 5,813,439
Eisenhower Medical Center, Revenue, 2017A, Refunding, 5%, 7/01/47 .......... 4,000,000 4,526,080
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 3,016,860
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 27,201,119
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,000,000 5,802,000
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 11,800,000 13,481,618
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 61,850,000 70,297,473
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 6,267,525
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 9,580,913
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 11,981,300
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 22,589,175
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 37,228,912
University of La Verne, Revenue, 2017A, Refunding, 4%, 6/01/47 .............. 10,500,000 11,312,280
California Pollution Control Financing Authority ,
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 . 7,250,000 8,446,033
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 11/21/45 1,905,000 2,191,969
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 17,032,500
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996B , AGMC Insured , ETM, 5.9% , 9/01/26 ................ 1,165,000 1,378,673
California State Public Works Board ,
Revenue, 2012 A, 5%, 4/01/31 ........................................ 48,070,000 51,250,792
Revenue, 2012 A, 5%, 4/01/32 ........................................ 17,885,000 19,054,679
Revenue, 2012 A, 5%, 4/01/37 ........................................ 29,000,000 30,797,710
Revenue, 2012G, Refunding, 5%, 11/01/31 .............................. 16,520,000 18,019,355
Revenue, 2013I, 5%, 11/01/38 ........................................ 40,000,000 44,970,000
Judicial Council of California, Revenue, 2011 D, 5%, 12/01/31 ................ 15,000,000 15,794,550
California State University ,
Revenue, 2011 A, Pre-Refunded, 5%, 11/01/42 ........................... 29,645,000 31,193,358
Revenue, 2014A, Refunding, 5%, 11/01/39 ............................... 23,000,000 26,950,250

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University, (continued)
Revenue, 2014A, Refunding, 5%, 11/01/44 ............................... $ 32,345,000 $ 37,658,960
Revenue, 2015A, Refunding, 5%, 11/01/43 ............................... 11,000,000 13,205,280
Revenue, 2017A, Refunding, 5%, 11/01/42 ............................... 29,105,000 35,613,751
Revenue, 2017A, Refunding, 5%, 11/01/47 ............................... 63,000,000 76,559,490
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 25,403,777
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 16,870,000 21,298,544
Revenue, 2018 A, Refunding, 5%, 11/01/50 .............................. 17,385,000 21,742,203
Revenue, 2019 A, 5%, 11/01/44 ....................................... 13,100,000 16,650,755
Revenue, 2019 A, 5%, 11/01/49 ....................................... 90,295,000 113,964,931
Revenue, 2019 A, 5%, 11/01/51 ....................................... 40,470,000 50,999,080
Revenue, 2020C, 4%, 11/01/45 ....................................... 10,000,000 11,765,600
California Statewide Communities Development Authority ,
Revenue, 2004 A, Pre-Refunded, AGMC Insured, 5.25%, 10/01/24 ............. 275,000 276,108
Adventist Health System/West Obligated Group, Revenue, 2015A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 10,957,273
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 80,509,955
CHF-Irvine LLC, Revenue, 2011, Refunding, 5.125%, 5/15/31 ................ 8,000,000 8,148,400
CHF-Irvine LLC, Revenue, 2011, Refunding, 5.375%, 5/15/38 ................ 8,500,000 8,650,110
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/48 .................................................... 7,980,000 9,479,043
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.125%, 11/15/35 ................................................ 2,000,000 2,267,040
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.375%, 11/15/44 ................................................ 7,250,000 8,111,518
Cottage Health Obligated Group, Revenue, 2010, Pre-Refunded, 5.25%, 11/01/30 . 18,500,000 18,576,775
Cottage Health Obligated Group, Revenue, 2010, Pre-Refunded, 5%, 11/01/40 ... 56,000,000 56,221,200
Emanate Health Obligated Group, Revenue, 2020 A, 3%, 4/01/50 ............. 10,000,000 10,120,000
Henry Mayo Newhall Memorial Hospital, Revenue, 2014, AGMC Insured, 5.25%,
10/01/43 ....................................................... 3,000,000 3,351,900
Kaiser Foundation Hospitals, Revenue, 2012 A, 5%, 4/01/42 ................. 88,945,000 93,364,677
Olive Street Preservation LP, Revenue, 2009L, GNMA Insured, 5.1%, 7/20/50 .... 10,000,000 10,111,300
Poway RHF Housing, Inc., Revenue, 2013A, California Mortgage Insured, 5.25%,
11/15/35 ....................................................... 2,000,000 2,226,100
UniHealth Foundation, COP, 1993-A, Pre-Refunded, AMBAC Insured, 5.75%,
10/01/25 ....................................................... 4,540,000 4,728,955
Campbell Union School District , GO , 1996B , NATL Insured , Zero Cpn., 8/01/21 .....
6,280,000 6,261,788
Carlsbad Unified School District ,
GO, 2009B, Refunding, 6%, 5/01/34 .................................... 14,000,000 16,834,300
GO, 2011C, Zero Cpn., 8/01/35 ....................................... 33,000,000 39,949,470
Castro Valley Unified School District , COP , 2011 , AGMC Insured , 5% , 9/01/32 ......
2,620,000 2,707,639
Centinela Valley Union High School District ,
GO, 2004 A, Refunding, NATL Insured, 5.5%, 8/01/33 ...................... 15,630,000 20,315,874
GO, 2012 B, Refunding, AGMC Insured, 5%, 8/01/50 ....................... 3,850,000 4,180,061
Cerritos Public Financing Authority , Tax Allocation , 2002 A , AMBAC Insured , 5% ,
11/01/22 ........................................................ 1,675,000 1,680,595
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 31,910,175
Charter Oak Unified School District , GO , 2015A , AGMC Insured , 5% , 8/01/40 ......
5,000,000 5,903,150
Chico Unified School District , GO , 2012 A , 5% , 8/01/43 .......................
8,000,000 8,868,960
Chino Valley Unified School District ,
GO, 2020 B, 4%, 8/01/45 ............................................ 3,000,000 3,531,300
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 22,488,295
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 15,974,250

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City & County of San Francisco , Eastern Park Apartments LP , Revenue , 2019J , FNMA
Insured , 2.55% , 7/01/39 ............................................. $ 56,506,000 $ 58,349,226
City of Chula Vista , San Diego Gas & Electric Co. , Revenue , 2004-A , Refunding ,
5.875% , 2/15/34 ................................................... 17,500,000 17,565,625
City of Long Beach ,
Harbor, Revenue, 2017C, Refunding, 5%, 5/15/47 ......................... 12,210,000 14,402,306
Harbor, Revenue, 2019A, 5%, 5/15/49 .................................. 18,205,000 22,264,897
City of Los Angeles ,
Revenue, 1993-1, Refunding, NATL, FHA Insured, 6.5%, 7/01/22 .............. 155,000 155,653
Department of Airports, Revenue, 2015D, 5%, 5/15/41 ...................... 14,500,000 16,637,735
Department of Airports, Revenue, 2016B, 5%, 5/15/41 ...................... 12,500,000 14,403,375
Department of Airports, Revenue, 2016B, 5%, 5/15/46 ...................... 53,000,000 60,606,030
Department of Airports, Revenue, 2017A, 5%, 5/15/47 ...................... 50,350,000 58,544,966
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 60,000,000 71,113,200
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 11,446,821
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 15,005,000 18,404,683
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 40,326,859
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 11,943,500
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 22,135,000 26,973,268
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 62,940,000 76,178,170
Department of Airports, Revenue, 2019 F, 5%, 5/15/44 ...................... 2,950,000 3,548,466
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 10,500,000 13,450,815
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 8,000,000 10,156,800
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 9,925,000 12,559,095
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/39 ............. 10,265,000 12,948,682
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 10,000,000 12,576,900
Department of Airports, Revenue, Senior Lien, 2020C, 5%, 5/15/45 ............ 50,000,000 61,151,000
Department of Airports, Revenue, Senior Lien, 2020C, 4%, 5/15/50 ............ 35,000,000 39,189,500
Wastewater System, Revenue, 2015-A, 5%, 6/01/44 ....................... 9,000,000 10,589,850
Wastewater System, Revenue, 2015-C, Refunding, 5%, 6/01/45 ............... 24,690,000 29,014,700
Wastewater System, Revenue, 2018A, 5%, 6/01/48 ........................ 11,275,000 13,989,118
City of Pasadena , Electric , Revenue , 2016A , Refunding , 4% , 6/01/46 ............
22,625,000 25,028,001
City of Perris , Revenue , 1988A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 18,737,924
City of Riverside ,
Electric, Revenue, 2013A, Refunding, 5%, 10/01/43 ........................ 11,535,000 12,972,030
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/40 .......................... 25,000,000 29,853,500
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,017
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 6,697,703
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 21,878,241
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 10,367,422
Water, Revenue, 2013, Pre-Refunded, 5%, 9/01/38 ........................ 21,630,000 24,685,886
City of San Francisco ,
Public Utilities Commission Water, Revenue, 2012 A, Pre-Refunded, 5%, 11/01/36 . 23,490,000 25,303,428
Public Utilities Commission Water, Revenue, 2012 A, Pre-Refunded, 5%, 11/01/43 . 71,735,000 77,272,942
Public Utilities Commission Water, Revenue, 2020A, 5%, 11/01/50 ............. 35,000,000 45,203,900
Public Utilities Commission Water, Revenue, ABCD 2011A, Pre-Refunded, 5%,
11/01/41 ....................................................... 5,800,000 6,106,182
City of San Jose ,
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/36 .............................. 10,000,000 10,153,100
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/42 .............................. 10,000,000 10,126,600
City of Upland ,
San Antonio Regional Hospital Obligated Group, COP, Pre-Refunded, 6.5%, 1/01/41 34,130,000 34,619,424
San Antonio Regional Hospital Obligated Group, COP, Refunding, 5%, 1/01/47 ... 14,400,000 16,125,840
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 5,661,920

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Coachella Valley Unified School District, (continued)
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... $ 8,000,000 $ 5,477,920
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 4,658,625
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 5,379,400
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
13,210,000 15,676,439
Colton Joint Unified School District , GO , 2010B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 8,675,741
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010B, 5.7%, 8/01/30 ......................... 10,000,000 10,032,600
Tax Allocation, Second Lien, 2010B, 6%, 8/01/35 .......................... 11,160,000 11,194,038
Tax Allocation, Second Lien, 2010B, 6%, 8/01/42 .......................... 10,000,000 10,028,500
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,286,894
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,558,273
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,358,364
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,473,408
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,738,790
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 20,000,000 24,461,400
County of Madera ,
Childrens Hospital Central California Obligated Group, COP, 1995, NATL Insured,
5.75%, 3/15/28 .................................................. 27,500,000 27,600,100
Childrens Hospital Central California Obligated Group, COP, 1998, NATL Insured,
5%, 3/15/23 .................................................... 5,345,000 5,390,272
County of Riverside ,
Revenue, 1988 A, GNMA Insured, ETM, Zero Cpn., 11/01/20 ................. 25,055,000 25,041,220
Revenue, 1988 B, GNMA Insured, ETM, Zero Cpn., 6/01/23 .................. 26,160,000 25,773,093
County of Sacramento ,
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/41 ................... 9,000,000 10,444,140
Airport System, Revenue, Senior Lien, 2016A, Refunding, 5%, 7/01/41 .......... 10,000,000 11,651,800
County of San Bernardino , Revenue , 1989 A , GNMA Insured , ETM, Zero Cpn., 5/01/22
6,045,000 5,665,011
Covina Public Financing Authority , Revenue , 2010 , AGMC Insured , 5.5% , 10/01/40 ..
3,500,000 3,513,720
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,917,892
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 10,974,612
Delano Union School District , COP , 1999 , NATL Insured , 5.125% , 1/01/22 .........
695,000 716,295
East Bay Municipal Utility District ,
Water System, Revenue, 2014A, Refunding, 5%, 6/01/35 .................... 10,000,000 11,633,500
Water System, Revenue, 2014C, 5%, 6/01/44 ............................ 14,000,000 16,132,340
Water System, Revenue, 2015A, Refunding, 5%, 6/01/36 .................... 7,355,000 8,765,101
Water System, Revenue, 2015C, 4%, 6/01/45 ............................ 9,070,000 10,004,935
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 5,150,760
Water System, Revenue, 2019 A, 5%, 6/01/49 ............................ 11,700,000 14,958,099
Eastern Municipal Water District Financing Authority , Revenue , 2015B , 5% , 7/01/46 .
30,705,000 36,417,358
El Dorado Irrigation District ,
COP, 2020 A, 4%, 3/01/45 ........................................... 5,000,000 5,865,600
COP, 2020 A, 4%, 3/01/50 ........................................... 15,330,000 17,814,533
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,749,225
Fairfax Elementary School District ,
GO, 2010, Pre-Refunded, AGMC Insured, 5.75%, 11/01/40 .................. 2,250,000 2,385,743
GO, 2010, AGMC Insured, Zero Cpn., 11/01/48 ........................... 10,380,000 4,145,772
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 20,284,250
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 11,016,500
Revenue, 2013 A, Refunding, 5.75%, 1/15/46 ............................. 260,000,000 288,249,000
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 362,910,350

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ $ 190,000,000 $ 226,075,300
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 41,520,850
Revenue, 2013 A, Refunding, AGMC Insured, 0%, 1/15/32 ................... 37,260,000 44,193,713
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 25,858,387
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 46,782,572
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 32,516,121
Revenue, Refunding, Zero Cpn., 1/15/42 ................................ 228,000,000 174,818,620
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/22 .................... 30,835,000 30,727,694
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/23 .................... 5,765,000 5,718,592
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/24 .................... 72,045,000 71,093,286
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 20,217,876
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,796,103
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 14,413,050
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,902,620
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 32,361,615
Fort Bragg Unified School District , GO , 2011 , Pre-Refunded , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 4,380,000 4,563,040
Fowler Unified School District ,
GO, 2010C, AGMC Insured, Zero Cpn., 8/01/41 ........................... 3,095,000 1,886,248
GO, 2010C, AGMC Insured, Zero Cpn., 8/01/42 ........................... 3,005,000 1,766,219
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,686,200
Fresno Unified School District ,
GO, 1999C, Refunding, NATL Insured, 5.9%, 8/01/22 ....................... 3,000,000 3,153,720
GO, B, Refunding, Zero Cpn., 8/01/41 .................................. 35,000,000 8,811,600
GO, G, Refunding, Zero Cpn., 8/01/41 .................................. 47,000,000 11,832,720
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 2,989,004
Fullerton School District Financing Authority , Special Tax, Senior Lien , 2013 A ,
Refunding , AGMC Insured , 5% , 9/01/31 ................................. 2,500,000 2,771,150
Glendale Community College District ,
GO, 2003 C, NATL Insured, Zero Cpn., 8/01/28 ........................... 15,000,000 12,029,700
GO, 2016B, 4%, 8/01/50 ............................................ 34,950,000 40,647,898
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 3,715,000 3,727,037
Golden State Tobacco Securitization Corp. ,
Revenue, 2015A, Refunding, 5%, 6/01/35 ............................... 25,000,000 29,261,500
Revenue, 2015A, Refunding, 5%, 6/01/40 ............................... 212,525,000 246,329,226
Revenue, 2015A, Refunding, 5%, 6/01/45 ............................... 308,395,000 354,854,707
Revenue, 2018A-1, Refunding, 5%, 6/01/35 .............................. 28,340,000 34,169,255
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 5,010,304
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 11,486,300
Hacienda La Puente Unified School District , GO , 2017A , 4% , 8/01/47 ............
655,000 740,726
Hartnell Community College District , GO , 2009C , 0% , 8/01/33 ..................
20,000,000 26,981,600
Hawthorne School District , GO , 2008-C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 14,879,935
Hayward Unified School District , GO , 2020 , AGMC Insured , 4% , 8/01/45 ..........
10,000,000 11,606,200
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,564,980
Huntington Beach Union High School District , COP , 2010 , AGMC Insured , 5.25% ,
9/01/39 ......................................................... 2,000,000 2,005,720
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 3,381,504
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 7,049,625
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 9,154,080
Special Tax, 2020 A, BAM Insured, 4%, 9/01/54 ........................... 12,285,000 14,010,551
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 8,007,160
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,000,000 11,516,300

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jefferson Union High School District ,
GO, 2000A, Refunding, NATL Insured, 6.45%, 8/01/25 ...................... $ 3,045,000 $ 3,501,354
GO, 2000A, Refunding, NATL Insured, 6.45%, 8/01/29 ...................... 3,075,000 4,135,106
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,418,280
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,581,273
Jurupa Unified School District , GO , 2015A , 5% , 8/01/39 ......................
10,165,000 12,037,901
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,861,122
La Palma Community Development Commission , Tax Allocation , 1993 , Refunding ,
6.1% , 6/01/22 .................................................... 145,000 145,771
Lake Elsinore Unified School District , GO , B , BAM Insured , 4% , 8/01/49 ..........
12,330,000 13,833,274
Lakeside Union School District , GO , 2010B , Zero Cpn., 8/01/45 .................
11,540,000 5,656,908
Lammersville Joint Unified School District , GO , 2016A , 4% , 8/01/46 .............
41,340,000 46,035,397
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,275,585
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,630,423
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,322,354
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,109,948
Lemon Grove School District , GO , 2010B , AGMC Insured , Zero Cpn., 8/01/50 ......
20,990,000 8,717,147
Local Public Schools Funding Authority School Improvement District No. 2016-1 , GO ,
2020 A , BAM Insured , 3% , 8/01/46 ..................................... 13,060,000 13,634,640
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 17,131,050
Long Beach Bond Finance Authority ,
Revenue, 2007A, 5.5%, 11/15/28 ...................................... 8,000,000 10,377,200
Revenue, 2007A, 5%, 11/15/29 ....................................... 17,465,000 22,256,348
Revenue, 2007A, 5.5%, 11/15/30 ...................................... 5,000,000 6,682,950
Revenue, 2007A, 5%, 11/15/35 ....................................... 69,855,000 94,735,954
Revenue, 2007A, 5.5%, 11/15/37 ...................................... 35,000,000 50,676,500
Los Angeles Community College District , GO , 2016 , Refunding , 5% , 8/01/38 .......
10,000,000 12,128,500
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2016A, Refunding, 5%, 6/01/35 ............................... 17,655,000 21,713,355
Revenue, 2016A, Refunding, 5%, 6/01/37 ............................... 10,970,000 13,430,461
Revenue, 2016A, Refunding, 5%, 6/01/38 ............................... 28,160,000 34,406,451
Revenue, 2016A, Refunding, 5%, 6/01/39 ............................... 10,000,000 12,199,700
Revenue, 2019 A, 5%, 7/01/44 ........................................ 32,030,000 40,208,861
Revenue, 2020 A, Refunding, 5%, 6/01/36 ............................... 18,950,000 24,943,506
Revenue, 2020 A, Refunding, 5%, 6/01/37 ............................... 16,500,000 21,632,985
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2016 A ,
Refunding , 4% , 10/01/42 ............................................ 16,430,000 18,204,604
Los Angeles Department of Water ,
Revenue, 2012A, 5%, 7/01/43 ........................................ 81,095,000 87,215,240
Revenue, 2014A, 5%, 7/01/44 ........................................ 50,000,000 57,476,000
Revenue, 2016 A, Refunding, 5%, 7/01/46 ............................... 62,660,000 75,047,882
Revenue, 2017A, Refunding, 5%, 7/01/44 ............................... 72,060,000 87,444,810
Revenue, 2018 A, 5%, 7/01/43 ........................................ 13,805,000 17,149,399
Revenue, 2018 A, 5%, 7/01/48 ........................................ 22,375,000 27,604,037
Revenue, 2018 B, Refunding, 5%, 7/01/48 ............................... 10,000,000 12,488,700
Revenue, 2020A, Refunding, 5%, 7/01/41 ............................... 15,000,000 19,605,300
Revenue, 2020A, Refunding, 5%, 7/01/50 ............................... 12,500,000 16,038,375
Los Angeles Department of Water & Power ,
Revenue, 2020 B, Refunding, 5%, 7/01/39 ............................... 13,000,000 17,134,130
Revenue, 2020 B, Refunding, 5%, 7/01/40 ............................... 40,520,000 53,024,067
Revenue, 2020 B, Refunding, 5%, 7/01/45 ............................... 10,775,000 13,884,880
Revenue, 2020 B, Refunding, 5%, 7/01/50 ............................... 70,265,000 89,650,411

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ $ 51,940,000 $ 59,602,708
Power System, Revenue, 2014 E, 5%, 7/01/44 ............................ 34,000,000 39,016,020
Power System, Revenue, 2014B, 5%, 7/01/43 ............................ 62,000,000 70,029,000
Power System, Revenue, 2015A, Refunding, 5%, 7/01/35 ................... 15,105,000 17,774,356
Power System, Revenue, 2015A, Refunding, 5%, 7/01/36 ................... 17,795,000 20,923,539
Power System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 15,000,000 17,923,200
Power System, Revenue, 2016B, 5%, 7/01/35 ............................ 11,995,000 14,591,917
Power System, Revenue, 2017A, 5%, 7/01/42 ............................ 7,710,000 9,361,405
Power System, Revenue, 2017A, 5%, 7/01/47 ............................ 16,000,000 19,292,000
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 8,450,000 10,749,414
Power System, Revenue, 2019A, 5%, 7/01/45 ............................ 18,980,000 23,823,886
Power System, Revenue, 2019A, 5%, 7/01/49 ............................ 9,185,000 11,456,726
Los Angeles Unified School District ,
a
GO, 2020 A, Refunding, 5%, 7/01/32 ................................... 18,480,000 24,616,284
a
GO, 2020 A, Refunding, 5%, 7/01/33 ................................... 16,520,000 21,870,332
GO, 2020 RYQ, 4%, 7/01/44 ......................................... 28,200,000 33,099,186
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 11,802,616
GO, A, 4%, 8/01/44 ................................................ 16,090,000 17,765,452
McFarland Public Financing Authority , Revenue , 2010A , AGMC Insured , 5% , 10/01/40
5,115,000 5,133,005
Mendocino-Lake Community College District , GO , 2011B , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 7,500,000 7,748,775
Metropolitan Water District of Southern California ,
Revenue, 2015 A, 5%, 7/01/40 ........................................ 10,000,000 11,932,200
Revenue, 2020 A, 5%, 10/01/45 ....................................... 16,665,000 21,573,342
Revenue, 2020 C, Refunding, 5%, 7/01/39 ............................... 16,000,000 21,293,440
Revenue, 2020 C, Refunding, 5%, 7/01/40 ............................... 20,000,000 26,533,000
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 .............
11,220,000 13,026,981
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 7,275,000 7,873,005
Miracosta Community College District , GO , B , 4% , 8/01/45 ....................
25,405,000 30,404,958
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/21 ........................... 9,660,000 9,627,156
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,653,640
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,772,280
Monterey Peninsula Unified School District ,
GO, 2011A, Pre-Refunded, AGMC Insured, 5.75%, 8/01/41 .................. 17,500,000 18,322,150
GO, 2016C, Refunding, 5%, 8/01/41 ................................... 11,190,000 13,571,792
Moorpark Unified School District , GO , 2009A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,695,002
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 6,037,077
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 6,262,480
GO, A, AGMC Insured, 5%, 8/01/44 .................................... 29,220,000 34,407,426
Mount San Antonio Community College District , GO , 2013 A , 0% , 8/01/43 .........
55,000,000 59,044,150
M-S-R Energy Authority , Revenue , 2009B , 6.5% , 11/01/39 .....................
25,000,000 39,557,750
M-S-R Public Power Agency , Revenue , E , NATL Insured , ETM, 6% , 7/01/22 .......
3,730,000 3,998,485
Needles Public Financing Authority , Revenue , 1992-A , 7.5% , 8/15/22 ............
290,000 290,763
Newport Mesa Unified School District , GO , 2011 , 0% , 8/01/42 ..................
20,000,000 27,546,000
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017A, Refunding, 5%, 3/01/41 ............................... 10,000,000 11,606,600
Revenue, 2017A, Refunding, 5%, 3/01/47 ............................... 20,000,000 23,010,200
Revenue, 2017B, Refunding, 5%, 3/01/47 ............................... 10,000,000 11,640,600

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Northern California Power Agency , Revenue , 1986 A , Pre-Refunded , AMBAC Insured ,
7.5% , 7/01/23 .................................................... $ 1,505,000 $ 1,585,683
Oak Grove School District , GO , B-1 , Pre-Refunded , Zero Cpn., 6/01/41 ...........
36,240,000 8,441,383
Ocean View School District , GO , B , 2.5% , 8/01/49 ...........................
9,775,000 9,931,205
Oceanside Unified School District ,
GO, 2010B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 6,974,574
GO, 2010B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 5,009,099
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 14,167,560
Ontario Montclair School District , GO , 2017A , 5% , 8/01/46 ....................
11,765,000 14,232,709
Orange Community Facilities District , Special Tax , 2015 , Refunding , AGMC Insured ,
5% , 10/01/40 ..................................................... 7,500,000 8,863,275
Orange County Sanitation District , Revenue , 2015A , Refunding , 5% , 2/01/36 .......
8,350,000 9,751,214
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 17,265,546
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 5,909,312
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 4,478,308
Oxnard School District , GO , C , Pre-Refunded , BAM Insured , 4% , 8/01/44 .........
10,755,000 12,300,386
Palomar Community College District ,
GO, 2010B, 0%, 8/01/39 ............................................ 69,410,000 87,641,231
GO, C, 5%, 8/01/44 ................................................ 35,120,000 41,499,899
Palomar Health ,
GO, 2009A, AGMC Insured, 7%, 8/01/38 ................................ 36,000,000 51,633,360
GO, 2010A, 6.75%, 8/01/40 .......................................... 60,000,000 83,847,000
Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%, 11/01/47 ...... 35,000,000 40,114,200
Paramount Unified School District ,
GO, 2011, AGMC Insured, 5%, 8/01/46 ................................. 11,270,000 11,620,835
GO, 2013, BAM Insured, 5%, 8/01/48 ................................... 2,450,000 2,707,446
GO, 2013, BAM Insured, Zero Cpn., 8/01/43 ............................. 32,000,000 8,060,800
GO, 2013, BAM Insured, Zero Cpn., 8/01/48 ............................. 28,000,000 4,728,080
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/22 ........................... 1,900,000 1,874,502
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 1,985,000 1,941,092
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 2,004,450
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,067,381
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,108,964
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 12,433,300
GO, 2013 A, AGMC Insured, 5%, 9/01/42 ................................ 5,000,000 5,552,450
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 12,282,160
Pittsburg Unified School District Financing Authority , Revenue , 2011 , Pre-Refunded ,
AGMC Insured , 5.5% , 9/01/46 ........................................ 9,980,000 10,472,114
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 16,046,450
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 44,490,284
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 38,509,250
Pomona Unified School District , GO , C , AGMC Insured , 5.25% , 8/01/40 ..........
16,000,000 16,570,400
Port of Los Angeles , Revenue , 2014B , Refunding , 5% , 8/01/44 .................
10,300,000 11,715,426
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015A, Refunding, 5%, 12/15/31 ........................... 10,180,000 13,612,696
Tax Allocation, 2015A, Refunding, 5%, 12/15/32 ........................... 11,215,000 15,178,830
Tax Allocation, 2015A, Refunding, 5%, 6/15/33 ............................ 5,835,000 7,984,497
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 8,596,200
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 21,216,150
Regents of the University of California ,
Medical Center, Revenue, 2013J, 5%, 5/15/48 ............................ 75,000,000 81,892,500

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Regents of the University of California, (continued)
Medical Center, Revenue, 2016L, Refunding, 5%, 5/15/47 ................... $ 49,575,000 $ 58,709,690
Rialto Unified School District , GO , 2011A , AGMC Insured , 0% , 8/01/41 ...........
27,000,000 34,692,570
Rio Hondo Community College District , GO , 2010C , Zero Cpn., 8/01/35 ..........
10,000,000 7,359,800
Ripon Unified School District ,
GO, 2013 A, Refunding, BAM Insured, 5%, 8/01/42 ........................ 2,315,000 2,612,316
GO, 2013 A, Pre-Refunded, BAM Insured, 5%, 8/01/42 ..................... 705,000 801,754
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, Refunding, AGMC Insured, 4%,
9/01/45 ........................................................ 2,250,000 2,564,235
Lathrop Irrigation District Electric, Revenue, 2020, Refunding, AGMC Insured, 4%,
9/01/50 ........................................................ 3,155,000 3,577,297
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997A, NATL Insured, Zero Cpn., 6/01/23 ........ 14,160,000 13,903,421
County of Riverside, Revenue, 1997A, NATL Insured, Zero Cpn., 6/01/24 ........ 13,005,000 12,636,828
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/39 .......................... 11,000,000 12,497,210
Revenue, Senior Lien, 2013A, 5.75%, 6/01/48 ............................ 10,000,000 10,850,000
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 12,974,340
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,902,307
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 8,257,207
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 8,455,478
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 15,103,201
Community Facilities District No. 3, Special Tax, 2019, BAM Insured, 4%, 9/15/49 .. 11,825,000 13,516,448
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007R , NATL Insured , ETM, 5% , 8/01/37 ................................ 1,380,000 1,424,146
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 6,020,400
Sacramento Area Flood Control Agency , Special Assessment , 2020 , 4% , 10/01/47 ..
10,620,000 12,434,958
Sacramento City Unified School District , GO , 2017E , 4% , 5/01/47 ...............
20,000,000 22,002,600
Sacramento County Sanitation Districts Financing Authority ,
Revenue, 2014A, Refunding, 5%, 12/01/44 .............................. 25,000,000 28,690,250
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/45 ....................................................... 9,000,000 11,905,200
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/50 ....................................................... 10,000,000 13,142,500
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/39 ....................................... 3,135,000 4,079,732
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 3,232,900
Electric System, Revenue, 2020 H, 5%, 8/15/50 ........................... 51,700,000 66,711,612
Salida Area Public Facilities Financing Agency , Special Tax , 2011 , Pre-Refunded ,
AGMC Insured , 5% , 9/01/30 .......................................... 5,435,000 5,678,216
San Bernardino Community College District , GO , 2009B , Zero Cpn., 8/01/48 .......
66,390,000 29,993,674
San Buenaventura Public Facilities Financing Authority ,
Revenue, 2014 C, 5%, 1/01/39 ........................................ 8,500,000 9,638,830
Revenue, 5%, 1/01/44 .............................................. 19,395,000 21,920,035
San Diego Community College District , GO , 2009B , 6% , 8/01/33 ................
26,880,000 35,960,333
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 9,000,000 11,029,770
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 6,093,150
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 3,000,000 3,307,710
Revenue, 2019 B, Refunding, 5%, 7/01/49 ............................... 5,000,000 5,966,050
Special Facilities, Revenue, 2014A, 5%, 7/01/44 .......................... 5,645,000 6,182,573
San Diego County Regional Transportation Commission ,
Revenue, 2014A, Pre-Refunded, 5%, 4/01/44 ............................. 54,915,000 63,762,356

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Transportation Commission, (continued)
Revenue, 2014A, Pre-Refunded, 5%, 4/01/48 ............................. $ 20,000,000 $ 23,222,200
Revenue, 2016A, 5%, 4/01/48 ........................................ 25,000,000 29,989,500
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/45 ........................................ 4,500,000 5,408,055
San Diego Unified School District ,
2020 M-2, 3%, 7/01/50 .............................................. 25,000,000 26,819,250
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/21 ........................... 12,160,000 12,136,410
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/22 ........................... 8,440,000 8,385,646
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 10,971,548
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 127,078,080
GO, 2010C, 0%, 7/01/48 ............................................ 29,840,000 32,627,951
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 70,143,559
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 35,255
GO, 2020 D2, 4%, 7/01/50 ........................................... 125,000,000 148,406,250
GO, F, 5%, 7/01/40 ................................................ 56,510,000 66,965,480
GO, F, 5%, 7/01/45 ................................................ 34,370,000 40,432,181
GO, G, 5%, 7/01/40 ................................................ 13,000,000 15,405,260
GO, R-2, Refunding, 0%, 7/01/40 ...................................... 79,500,000 92,281,215
San Francisco Bay Area Rapid Transit District ,
GO, 2020 C-1, 4%, 8/01/45 .......................................... 35,295,000 41,432,095
GO, 2020 C-1, 3%, 8/01/50 .......................................... 65,000,000 69,160,000
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016B, 5%, 5/01/46 ........................................ 28,040,000 31,850,636
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 25,000,000 29,628,750
Revenue, Second Series, 2014B, 5%, 5/01/44 ............................ 31,000,000 34,848,650
Revenue, Second Series, 2017A, 5%, 5/01/42 ............................ 20,910,000 24,380,433
Revenue, Second Series, 2017A, 5%, 5/01/47 ............................ 49,090,000 56,811,366
Revenue, Second Series, 2017B, 5%, 5/01/47 ............................ 70,725,000 83,024,077
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 120,000,000 142,267,200
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 117,910,000 137,150,554
Revenue, Second Series, 2018E, 5%, 5/01/48 ............................ 44,650,000 53,050,451
Revenue, Second Series, 2019E, 5%, 5/01/50 ............................ 6,500,000 7,695,025
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017B , AGMC Insured , 5% , 8/01/46 ................... 10,000,000 11,919,900
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,365,926
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,748,379
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 11,837,658
Revenue, Refunding, 0%, 1/15/38 ..................................... 245,085,000 323,882,375
Revenue, 1997 A, Refunding, 0%, 1/15/40 ............................... 158,655,000 213,878,046
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/41 .......................... 141,024,000 191,108,674
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/42 .......................... 141,024,000 191,884,306
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,613,588
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 31,911,694
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 33,956,325
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/44 ...................... 125,000,000 137,993,750
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/50 ...................... 430,000,000 472,453,900
San Jose Evergreen Community College District , GO , B , 2.5% , 9/01/45 ...........
24,815,000 24,778,770
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,805,738
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,458,587
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 15,825,000 14,000,852
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 17,407,954
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 17,794,996

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Luis Obispo County Financing Authority , Revenue , 2015A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... $ 10,000,000 $ 11,971,000
San Marcos Public Financing Authority , Revenue , 1994 A , ETM, 6.25% , 9/02/22 ....
15,000,000 16,732,050
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,923,683
San Mateo Foster City Public Financing Authority , City of San Mateo Sewer , Revenue ,
2019 , 5% , 8/01/49 ................................................. 29,000,000 36,881,330
San Mateo Union High School District ,
COP, 2007, Pre-Refunded, AMBAC Insured, 5%, 12/15/43 ................... 11,535,000 13,770,829
GO, 2002 B, NATL Insured, Zero Cpn., 9/01/22 ........................... 5,000,000 4,969,450
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 19,595,628
Sanger Public Financing Authority ,
Revenue, 2013, AGMC Insured, 5%, 6/15/35 ............................. 2,360,000 2,636,002
Revenue, 2013, AGMC Insured, 5%, 6/15/43 ............................. 6,155,000 6,837,959
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 11,351,800
Santa Ana Community Redevelopment Agency Successor Agency ,
Tax Allocation, 2011A, Pre-Refunded, 6.25%, 9/01/24 ....................... 7,005,000 7,184,118
Tax Allocation, 2011A, Pre-Refunded, 6.75%, 9/01/28 ....................... 13,500,000 13,871,385
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
11,225,000 10,120,909
Santa Barbara Housing Authority , Revenue , Refunding , 6.25% , 11/15/20 ..........
540,000 541,733
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 23,394,200
Santa Maria Joint Union High School District , GO , 2014 , 4% , 8/01/37 ............
14,230,000 15,542,148
Santa Paula Utility Authority ,
Revenue, 2015A, 5%, 2/01/45 ........................................ 16,495,000 18,684,876
Revenue, 2015A, 5%, 2/01/50 ........................................ 21,050,000 23,778,922
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 26,414,920
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015A , Refunding , AGMC Insured , 5% , 12/01/45 ................ 10,000,000 11,875,200
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
7.125% , 12/01/36 .................................................. 10,775,000 11,467,186
Southern California Public Power Authority , Revenue , 2007A , 5% , 11/01/33 ........
17,500,000 23,217,250
Southern California Water Replenishment District , COP , 2011 , Pre-Refunded ,
5% , 8/01/41 ...................................................... 22,870,000 23,801,952
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 2,090,977
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 2,119,970
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 2,149,573
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 2,182,690
Southwestern Community College District , GO , D , 5% , 8/01/44 .................
10,000,000 11,821,800
Stanislaus Union School District , GO , B , Pre-Refunded , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 3,400,000 3,540,624
State of California ,
GO, 6%, 5/01/24 .................................................. 2,565,000 2,580,569
GO, NATL Insured, 6%, 8/01/24 ....................................... 990,000 1,009,097
GO, 5.625%, 9/01/24 ............................................... 255,000 260,786
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 170,000 174,058
GO, 5.25%, 3/01/30 ................................................ 15,000,000 15,059,700
GO, Pre-Refunded, 6%, 3/01/33 ....................................... 2,345,000 2,356,022
GO, 6%, 3/01/33 .................................................. 6,055,000 6,082,429
GO, Refunding, 5%, 3/01/35 ......................................... 50,000,000 65,806,500
GO, Refunding, 4%, 3/01/36 ......................................... 10,000,000 12,020,300
GO, 5%, 10/01/39 ................................................. 15,000,000 18,144,450
GO, 5%, 10/01/41 ................................................. 15,250,000 15,930,150
GO, 5%, 4/01/43 .................................................. 44,745,000 49,495,577
GO, 5%, 10/01/44 ................................................. 25,000,000 28,978,000

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 5%, 8/01/45 .................................................. $ 22,500,000 $ 26,575,200
GO, 4%, 3/01/46 .................................................. 6,750,000 7,871,445
GO, 5%, 8/01/46 .................................................. 20,000,000 24,169,400
GO, 5%, 10/01/47 ................................................. 81,000,000 96,927,840
GO, 5%, 4/01/49 .................................................. 5,000,000 6,224,900
GO, 1992, NATL Insured, 6%, 10/01/21 ................................. 65,000 66,902
GO, 1996, Pre-Refunded, FGIC Insured, 5.375%, 6/01/26 ................... 1,335,000 1,346,361
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,138,834
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,020
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,081
GO, 2010, 5.25%, 11/01/40 .......................................... 69,685,000 69,974,193
GO, 2012, 5%, 4/01/42 ............................................. 85,000,000 90,479,950
GO, 2017, 5%, 11/01/47 ............................................. 10,000,000 12,269,500
State of California Department of Water Resources ,
Revenue, BB, Refunding, 5%, 12/01/32 ................................. 17,110,000 23,859,895
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 10,785,000 14,958,364
Revenue, BB, 5%, 12/01/35 .......................................... 3,100,000 4,253,448
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 2,150,000 2,388,263
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 11,390,000 14,469,400
Temple City Unified School District , GO , A , Pre-Refunded , 5% , 8/01/43 ...........
10,000,000 11,372,400
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 10,410,000 12,875,817
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 7,985,000 9,822,987
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,610,803
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 9,441,954
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 12,341,050
Union Elementary School District ,
GO, 1999-A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,955,180
GO, 2001B, NATL Insured, Zero Cpn., 9/01/25 ............................ 5,500,000 5,313,990
GO, 2001B, NATL Insured, Zero Cpn., 9/01/26 ............................ 5,850,000 5,570,663
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 27,130,959
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 29,685,222
Revenue, 2016AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 16,576,259
Revenue, 2016K, 4%, 5/15/46 ........................................ 19,850,000 22,314,576
Revenue, 2017M, 5%, 5/15/37 ........................................ 15,410,000 18,989,281
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 72,325,000 89,410,335
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 18,076,608
Revenue, 2018 O, Refunding, 5%, 5/15/43 ............................... 30,120,000 37,386,751
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 20,000,000 24,644,200
Revenue, 2018 O, Refunding, 5%, 5/15/58 ............................... 10,000,000 12,220,700
Revenue, 2020 BE, Refunding, 5%, 5/15/41 .............................. 20,000,000 25,912,800
Revenue, 2020 BE, Refunding, 5%, 5/15/42 .............................. 26,250,000 33,902,137
Revenue, 2020 BE, Refunding, 4%, 5/15/47 .............................. 13,000,000 15,212,860
Revenue, 2020 BE, Refunding, 4%, 5/15/50 .............................. 13,000,000 15,158,000
Upland Unified School District , GO , 2011C , Zero Cpn., 8/01/45 .................
62,900,000 30,749,923
Vacaville Unified School District , GO , D , 4% , 8/01/45 .........................
2,000,000 2,303,300
Val Verde Unified School District ,
GO, 2010B, AGMC Insured, 0%, 8/01/34 ................................ 1,000,000 1,330,510
GO, 2015B, Refunding, BAM Insured, 5%, 8/01/44 ......................... 15,000,000 17,448,300
GO, 2020A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,659,133

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Val Verde Unified School District, (continued)
GO, 2020A, BAM Insured, 2.75%, 8/01/49 ............................... $ 3,000,000 $ 3,026,130
GO, 2020E, BAM Insured, 2.75%, 8/01/46 ............................... 1,100,000 1,113,123
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004-A , 5.8% , 9/01/31 .................................... 3,495,000 3,530,299
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,469,950
Vista Unified School District ,
GO, 2002A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,786,065
GO, 2002A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,497,518
Washington Township Health Care District ,
GO, 2015B, 5%, 8/01/45 ............................................ 15,000,000 16,873,350
Revenue, 2010-A, 5.5%, 7/01/38 ...................................... 11,000,000 11,039,930
West Hills Community College District , GO , 2011B , Pre-Refunded , AGMC Insured ,
6.5% , 8/01/41 .................................................... 4,000,000 4,209,360
West Sacramento Area Flood Control Agency ,
Special Assessment, 2011, Pre-Refunded, 5.25%, 9/01/41 ................... 9,030,000 9,454,681
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,586,500
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 8,910,600
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 6,642,373
Western Placer Unified School District , COP , 2011 , AGMC Insured , ETM, 5.2% ,
11/01/41 ........................................................ 1,000,000 1,053,830
Western Riverside Water & Wastewater Financing Authority ,
Revenue, 2009, AGMC Insured, 5.5%, 9/01/34 ............................ 1,750,000 1,757,210
Revenue, 2009, AGMC Insured, 5.625%, 9/01/39 .......................... 2,500,000 2,510,125
Wiseburn School District , GO , 2011B , Pre-Refunded , AGMC Insured , 5.625% , 5/01/41
10,000,000 10,459,400
16,322,142,338
U.S. Territories 0.8%
Puerto Rico 0.8%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 6,210,000 6,248,130
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,081,120
c
Puerto Rico Electric Power Authority ,
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/29 ............................. 20,000,000 14,250,000
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/42 ............................. 24,000,000 17,100,000
Revenue, 2012A-RSA-1 2013A, 7%, 7/01/33 ............................. 50,000,000 36,375,000
Revenue, WW-RSA-1, 5%, 7/01/28 .................................... 12,030,000 8,571,375
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 32,250,000 22,978,125
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 14,000,000 9,975,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000A , 6.625% , 6/01/26 ..... 5,800,000 6,003,000
137,581,750
Total U.S. Territories .................................................................... 137,581,750
Total Municipal Bonds (Cost $14,114,439,773) ..................................
16,459,724,088
Total Long Term Investments (Cost $14,178,363,320) ............................
16,525,816,367
a
a a a a

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

s
Short Term Investments 1.0%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 1.0%
California 1.0%
d
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008B , LOC Wells Fargo Bank NA , Daily VRDN and Put ,
0.08% , 8/15/47 ................................................... $ 12,000,000 $ 12,000,000
d
Irvine Ranch Water District , Special Assessment , 2009B , LOC Bank of America NA ,
Daily VRDN and Put , 0.09% , 10/01/41 .................................. 18,810,000 18,810,000
d
Los Angeles Department of Water & Power , Power System , Revenue , 2002 A-4 ,
Refunding , SPA Bank of America NA , Daily VRDN and Put , 0.12% , 7/01/35 ...... 12,700,000 12,700,000
d
Metropolitan Water District of Southern California , Revenue , 2018 A-2 , Refunding , SPA
Toronto-Dominion Bank (The) , Daily VRDN and Put , 0.11% , 7/01/37 ............ 18,100,000 18,100,000
d
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.1% , 5/15/32 .................................... 10,600,000 10,600,000
d
Santa Clara Valley Transportation Authority , Revenue , 2008D , Refunding , SPA TD
Bank NA , Daily VRDN and Put , 0.11% , 4/01/36 ........................... 13,000,000 13,000,000
d
State of California , GO , 2003A-3 , LOC Bank of Montreal , Daily VRDN and Put , 0.1% ,
5/01/33 ......................................................... 21,205,000 21,205,000
d
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.11%, 5/15/48 ................... 30,000,000 30,000,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.08%, 5/15/48 .......... 25,600,000 25,600,000
162,015,000
Total Municipal Bonds (Cost $162,015,000) .....................................
162,015,000
Total Short Term Investments (Cost $162,015,000 ) ...............................
162,015,000
a
Total Investments (Cost $14,340,378,320) 99.3% ................................
$16,687,831,367
Other Assets, less Liabilities 0.7% .............................................
123,411,510
Net Assets 100.0% ...........................................................
$16,811,242,877
See Abbreviations on page 41 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $10,638,002, representing 0.1% of net assets.
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
September 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $14,340,378,320
Value - Unaffiliated issuers .................................................................. $16,687,831,367
Cash .................................................................................... 117,727
Receivables:
Investment securities sold ................................................................... 33,814,731
Capital shares sold ........................................................................ 13,417,364
Interest ................................................................................. 163,575,284
Other assets .............................................................................. 7,830
Total assets .......................................................................... 16,898,764,303
Liabilities:
Payables:
Investment securities purchased .............................................................. 47,233,461
Capital shares redeemed ................................................................... 24,476,944
Management fees ......................................................................... 6,083,036
Distribution fees .......................................................................... 1,829,919
Transfer agent fees ........................................................................ 1,703,751
Distributions to shareholders ................................................................. 5,949,836
Accrued expenses and other liabilities ........................................................... 244,479
Total liabilities ......................................................................... 87,521,426
Net assets, at value ................................................................. $16,811,242,877
Net assets consist of:
Paid-in capital ............................................................................. $15,387,085,223
Total distributable earnings (losses) ............................................................. 1,424,157,654
Net assets, at value ................................................................. $16,811,242,877

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $1,794,648,392
Shares outstanding ........................................................................ 233,069,232
Net asset value per share
a
.................................................................. $7.70
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.00
Class A1:
Net assets, at value ....................................................................... $11,270,290,116
Shares outstanding ........................................................................ 1,465,768,096
Net asset value per share
a
.................................................................. $7.69
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $7.99
Class C:
Net assets, at value ....................................................................... $1,067,098,586
Shares outstanding ........................................................................ 139,074,854
Net asset value and maximum offering price per share
a
............................................. $7.67
Class R6:
Net assets, at value ....................................................................... $231,040,991
Shares outstanding ........................................................................ 30,083,758
Net asset value and maximum offering price per share ............................................. $7.68
Advisor Class:
Net assets, at value ....................................................................... $2,448,164,792
Shares outstanding ........................................................................ 318,948,602
Net asset value and maximum offering price per share ............................................. $7.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the period ended September 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $299,768,913
Expenses:
Management fees (Note 3 a ) ................................................................... 36,120,661
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,991,307
    Class A1 ............................................................................... 5,478,491
    Class C ................................................................................ 3,591,765
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 443,705
    Class A1 ............................................................................... 3,165,157
    Class C ................................................................................ 308,263
    Class R6 ............................................................................... 27,532
    Advisor Class ............................................................................ 631,971
Custodian fees (Note 4 ) ...................................................................... 50,796
Reports to shareholders ...................................................................... 104,996
Registration and filing fees .................................................................... 61,547
Professional fees ........................................................................... 133,501
Trustees' fees and expenses .................................................................. 71,128
Other .................................................................................... 222,133
Total expenses ......................................................................... 52,402,953
Expense reductions (Note 4 ) ............................................................... (97,329)
Expenses waived/paid by affiliates ( Note 3f) .................................................... (6,477)
Net expenses ......................................................................... 52,299,147
Net investment income ................................................................ 247,469,766
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (15,184,817)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 439,136,108
Net realized and unrealized gain (loss) ............................................................ 423,951,291
Net increase (decrease) in net assets resulting from operations .......................................... $671,421,057

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California Tax-Free Income Fund
Six Months Ended
September 30, 2020
(unaudited)
Year Ended
March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $247,469,766 $500,037,492
Net realized gain (loss) ................................................. (15,184,817) (134,416,400)
Net change in unrealized appreciation (depreciation) ........................... 439,136,108 237,530,082
Net increase (decrease) in net assets resulting from operations ................ 671,421,057 603,151,174
Distributions to shareholders:
Class A ............................................................. (22,507,205) (31,341,778)
Class A1 ............................................................ (169,417,967) (390,859,950)
Class C ............................................................. (13,45 4,282) (31,683,409)
Class R6 ............................................................ (3,210,649) (4,986,690)
Advisor Class ........................................................ (34,947,340) (62,073,101)
Total distributions to shareholders .......................................... (243,537,443) (520,944,928)
Capital share transactions: (Note 2 )
Class A ............................................................. 360,926,768 889,240,042
Class A1 ............................................................ (472,721,404) (467,749,607)
Class C ............................................................. (81,481,109) (12,029,852)
Class R6 ............................................................ 39,915,052 83,819,528
Advisor Class ........................................................ 500,128,978 242,039,708
Total capital share transactions ............................................ 346,768,285 735,319,819
Net increase (decrease) in net assets ................................... 774,651,899 817,526,065
Net assets:
Beginning of period ..................................................... 16,036,590,978 15,219,064,913
End of period .......................................................... $16,811,242,877 $16,036,590,978

Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). The Fund offers five classes of shares: Class A,
Class A1, Class C, Class R6 and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for
these securities.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open

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tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

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2. Shares of Beneficial Interest
At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
September 30, 2020
Year Ended
March 31,2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 61,619,198 $471,821,876 147,850,300 $1,129,226,407
Shares issued in reinvestment of distributions .......... 2,653,914 20,313,730 3,713,022 28,452,283
Shares redeemed ............................... (17,224,776) (131,208,838) (36,071,424) (268,438,648)
Net increase (decrease) .......................... 47,048,336 $360,926,768 115,491,898 $889,240,042
Class A1 Shares:
Shares sold ................................... 18,028,835 $137,472,297 63,767,239 $484,727,281
Shares issued in reinvestment of distributions .......... 18,439,678 140,779,742 42,461,763 323,900,166
Shares redeemed ............................... (99,365,878) (750,973,443) (168,900,892) (1,276,377,054)
Net increase (decrease) .......................... (62,897,365) $(472,721,404) (62,671,890) $(467,749,607)
Class C Shares:
Shares sold ................................... 12,176,820 $93,011,655 43,981,976 $335,147,952
Shares issued in reinvestment of distributions .......... 1,631,348 12,426,313 3,752,742 28,558,209
Shares redeemed
a
.............................. (24,414,146) (186,919,077) (49,771,041) (375,736,013)
Net increase (decrease) .......................... (10,605,978) $(81,481,109) (2,036,323) $(12,029,852)
Class R6 Shares:
Shares sold ................................... 8,301,684 $63,385,707 15,488,743 $118,031,661
Shares issued in reinvestment of distributions .......... 417,087 3,184,350 646,831 4,937,451
Shares redeemed ............................... (3,510,302) (26,655,005) (5,240,812) (39,149,584)
Net increase (decrease) .......................... 5,208,469 $39,915,052 10,894,762 $83,819,528
Advisor Class Shares:
Shares sold ................................... 88,130,518 $665,009,690 92,321,947 $701,556,237
Shares issued in reinvestment of distributions .......... 3,979,938 30,360,206 6,874,739 52,369,097
Shares redeemed ............................... (25,752,693) (195,240,918) (67,887,140) (511,885,626)
Net increase (decrease) .......................... 66,357,763 $500,128,978 31,309,546 $242,039,708
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

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a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended September 30, 2020, the annualized gross effective investment management fee rate was 0.437% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rates for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $84,988
CDSC retained .............................................................................. $280,254
3. Transactions with Affiliates
(continued)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended September 30, 2020, the Fund paid transfer agent fees of $4,576,628, of which $2,130,829 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until July 31, 2021.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended September 30, 2020, these purchase and sale transactions aggregated $133,475,000 and $165,365,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At March 31, 2020, the capital loss carryforwards were as follows:
At September 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and wash sales.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $441,469,367
Long term ................................................................................ 475,847,589
Total capital loss carryforwards ............................................................... $917,316,956
Cost of investments .......................................................................... $14,340,201,709
Unrealized appreciation ........................................................................ $2,401,631,072
Unrealized depreciation ........................................................................ (54,001,414)
Net unrealized appreciation (depreciation) .......................................................... $2,347,629,658
3. Transactions with Affiliates
(continued)

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6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2020, aggregated
$1,660,621,429 and $680,473,476, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2020, the aggregate value of these securities was $109,249,500, representing 0.6% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2020, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments

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Semiannual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ABAG Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrowed to Maturity
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
11. Fair Value Measurements
(continued)

Franklin California Tax-Free Income Fund
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Semiannual Report
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s

Franklin California Tax-Free Income Fund
Shareholder Information

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Semiannual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive the Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

1112 S 11/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin California Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By ___S\MATTHEW T. HINKLE ______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___S\MATTHEW T. HINKLE ____________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 25, 2020

By ___S\GASTON GARDEY ____________________
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2020